Derivative Instruments - Schedule of Derivative instruments (Assets/ Liabilities) at fair value (Table) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Derivative Instruments, Gain (Loss) [Line Items]
Total fair value of derivative asset	$ 13,682	$ 1,574
Total fair value of derivative liabilities	$ 0	$ 18,114
Cross currency swap agreement | Derivative asset [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective date	26/07/2022	26/07/2022
Termination date	26/07/2029	26/07/2029
Notional Amount in EURO | €			€ 100,000	€ 100,000
Notional Amount in United States Dollars	$ 101,800	$ 101,800
Fixed Rate the Company receives in EURO	4.40%	4.40%	4.40%	4.40%
Fixed Rate the Company pays in United States Dollars	6.55%	6.55%	6.55%	6.55%
Total fair value of derivative asset	$ 13,682	$ 1,574
Cross currency swap agreement A | Derivative liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective date		21/10/2021
Termination date		21/10/2025
Notional Amount in EURO | €				€ 120,000
Notional Amount in United States Dollars		$ 139,716
Fixed Rate the Company receives in EURO		2.65%		2.65%
Fixed Rate the Company pays in United States Dollars		3.66%		3.66%
Total fair value of derivative liabilities		$ 14,588
Cross currency swap agreement B | Derivative liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective date		21/10/2021
Termination date		21/10/2025
Notional Amount in EURO | €				€ 30,000
Notional Amount in United States Dollars		$ 34,929
Fixed Rate the Company receives in EURO		2.65%		2.65%
Fixed Rate the Company pays in United States Dollars		3.69%		3.69%
Total fair value of derivative liabilities		$ 3,526